UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08216

PIMCO Strategic Global Government Fund, Inc.

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, California 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Strategic Global Government Fund, Inc.

840 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: January 31

Date of reporting period: February 1, 2007 to April 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on

Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission

may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange

Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

PIMCO Strategic Global Government Fund, Inc.

April 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 23.0%
Banking & Finance 4.6%
ATF Bank JSC
8.875% due 11/09/2009	$1,500	$1,542
Bank Negara Indonesia
10.000% due 11/15/2012	2,000	2,023
Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015	2,000	2,060
GMAC LLC
6.000% due 12/15/2011	3,000	2,924
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	5,000	5,041
VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	2,000	2,004
Wells Fargo Capital X
5.950% due 12/15/2036	2,000	1,965

		17,559

Industrials 15.2%
Bon-Ton Stores, Inc.
10.250% due 03/15/2014	2,000	2,175
Cablemas S.A. de C.V.
9.375% due 11/15/2015	2,000	2,260
CSN Islands IX Corp.
10.500% due 01/15/2015	3,700	4,412
Dynegy Holdings, Inc.
7.125% due 05/15/2018	1,000	972
8.375% due 05/01/2016	2,000	2,118
EchoStar DBS Corp.
7.125% due 02/01/2016	1,500	1,569
Gaz Capital for Gazprom
8.625% due 04/28/2034	3,000	3,922
Georgia-Pacific Corp.
7.000% due 01/15/2015	500	505
7.700% due 06/15/2015	1,500	1,545
7.750% due 11/15/2029	1,500	1,500
HCA, Inc.
9.000% due 12/15/2014	1,500	1,538
9.250% due 11/15/2016	700	765
Herbst Gaming, Inc.
8.125% due 06/01/2012	2,000	2,030
Lyondell Chemical Co.
8.250% due 09/15/2016	1,500	1,613
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	2,000	2,391
NAK Naftogaz Ukrainy
8.125% due 09/30/2009	3,000	3,045
Pemex Project Funding Master Trust
5.750% due 12/15/2015	7,000	7,117
9.125% due 10/13/2010	370	416
Petroliam Nasional Bhd.
7.625% due 10/15/2026	2,300	2,822
RH Donnelley Corp.
8.875% due 01/15/2016	3,500	3,815
SemGroup LP
8.750% due 11/15/2015	1,500	1,556
Service Corp. International
7.625% due 10/01/2018	1,500	1,596
Sino-Forest Corp.
9.125% due 08/17/2011	2,000	2,190
Southern Copper Corp.
7.500% due 07/27/2035	1,000	1,113
Supervalu, Inc.
7.500% due 11/15/2014	1,500	1,575
Vale Overseas Ltd.
6.250% due 01/23/2017	900	925
6.875% due 11/21/2036	1,100	1,172
Verso Paper Holdings LLC
9.125% due 08/01/2014	1,500	1,586

		58,243

Utilities 3.2%
Cia Energetica de Sao Paulo
10.000% due 03/02/2011	2,000	2,233
Enersis S.A.
7.375% due 01/15/2014	2,000	2,174
Nevada Power Co.
6.500% due 05/15/2018	2,500	2,631
TECO Energy, Inc.
6.750% due 05/01/2015	5,000	5,331

		12,369

Total Corporate Bonds & Notes (Cost $83,448)		88,171

U.S. GOVERNMENT AGENCIES 225.3%
Fannie Mae
4.250% due 11/25/2024 - 03/25/2033	404	347
5.000% due 05/25/2016 - 12/01/2018	230	228
5.500% due 08/25/2014 - 06/01/2037	46,869	46,382
5.750% due 06/25/2033	100	100
5.807% due 08/25/2043	2,500	2,534
6.000% due 02/25/2017 - 08/01/2037	53,052	53,474
6.000% due 01/25/2044 (b)	9,941	10,029
6.500% due 05/01/2013 - 12/25/2042	10,761	11,053
6.500% due 02/01/2028 - 06/25/2044 (b)	22,725	23,227
6.670% due 12/01/2028	124	125
6.850% due 12/18/2027	113	117
7.000% due 06/01/2009 - 01/01/2047	14,610	15,164
7.000% due 04/01/2030 - 12/01/2046 (b)	28,696	29,668
7.018% due 02/01/2028	35	35
7.065% due 03/01/2032	300	301
7.069% due 09/01/2028	39	39
7.116% due 04/01/2030	76	77
7.253% due 12/01/2028	105	107
7.275% due 03/01/2032	178	181
7.290% due 02/01/2032	19	19
7.343% due 02/01/2027	101	102
7.351% due 02/01/2030	53	54
7.392% due 11/01/2027	103	105
7.400% due 10/01/2031	17	17
7.465% due 10/01/2031	11	11
7.500% due 06/01/2017 - 06/25/2044 (b)	7,973	8,330
7.500% due 12/01/2017 - 03/25/2044	11,005	11,480
7.598% due 12/01/2025	177	180
7.700% due 03/25/2023	179	189

7.750% due 03/01/2031	90	92
7.815% due 12/01/2030	250	256
8.000% due 04/01/2017 - 06/01/2032	6,193	6,513
8.000% due 08/01/2032 (b)	4,758	5,052
8.500% due 04/01/2016 - 06/25/2030	2,636	2,852
8.750% due 11/01/2011 - 05/01/2017	28	28
9.000% due 12/01/2019 (b)	13,373	14,456
9.420% due 05/15/2021	1,828	1,997
9.975% due 07/15/2027	711	795
10.300% due 04/25/2019	96	100
Federal Housing Administration
7.430% due 06/01/2024	196	198
Freddie Mac
5.000% due 10/15/2016 (b)	200	198
5.000% due 11/15/2016 - 02/15/2024	322	321
5.500% due 12/01/2031 - 11/01/2036	200,530	198,337
5.703% due 04/01/2033	40	41
6.000% due 10/15/2012 - 03/15/2035	1,451	1,479
6.000% due 12/15/2016 - 03/1/2033 (b)	13,584	13,801
6.500% due 11/01/2016 - 03/25/2044 (b)	120,012	122,947
6.500% due 04/15/2018 - 10/25/2043	4,710	4,834
6.900% due 09/15/2023	2,784	2,879
6.950% due 07/15/2021	1,335	1,332
7.000% due 11/01/2007 - 10/25/2043	62,404	64,133
7.000% due 01/15/2024 - 08/01/2036 (b)	36,414	37,544
7.154% due 12/01/2026	41	41
7.356% due 09/01/2031	322	325
7.500% due 01/01/2016 - 02/25/2042	8,724	9,131
8.000% due 02/15/2022 - 04/15/2030	1,783	1,866
8.250% due 10/01/2007	1	1
8.500% due 04/15/2022 - 10/01/2030	1,544	1,600
Ginnie Mae
5.500% due 04/20/2035 - 06/20/2035	969	972
6.000% due 01/01/2037	125,000	126,719
6.500% due 06/20/2032	131	136
7.000% due 02/15/2024 - 06/15/2026	359	377
7.000% due 03/20/2031 (b)	7,544	7,829
7.250% due 07/16/2028	400	407
7.500% due 01/15/2017 - 03/15/2029	3,734	3,916
8.000% due 06/15/2016 - 03/20/2030	843	900
8.500% due 10/15/2016 - 02/15/2031	55	59
9.000% due 06/15/2016 - 01/15/2020	1,651	1,777
Small Business Administration
4.754% due 08/10/2014	1,666	1,630
5.038% due 03/10/2015	995	989
6.300% due 07/01/2013 - 06/01/2018	1,232	1,264
6.400% due 08/01/2013	274	280
7.200% due 06/01/2017	119	124
7.449% due 08/01/2010	114	117
7.540% due 08/10/2009	412	425
7.700% due 07/01/2016	71	75
Vendee Mortgage Trust
6.500% due 03/15/2029	710	737
6.750% due 02/15/2026 - 06/15/2026	456	473
7.500% due 09/15/2030 (b)	8,180	8,611

Total U.S. Government Agencies (Cost $866,265)		864,641

PRIVATE MORTGAGE-BACKED SECURITIES 31.7%
Citigroup Mortgage Loan Trust, Inc.
7.000% due 09/25/2033	109	111
Countrywide Alternative Loan Trust
6.500% due 07/25/2035 (b)	2,453	2,475
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 11/25/2026 (b)	5,090	5,065
6.887% due 08/25/2034	3,264	3,286
7.500% due 11/25/2034 (b)	7,054	7,357
CS First Boston Mortgage Securities Corp.
7.000% due 02/25/2034 (b)	2,503	2,566
DLJ Commercial Mortgage Corp.
7.340% due 10/10/2032	1,500	1,564
GMAC Mortgage Corp. Loan Trust
5.216% due 08/19/2034	1,253	1,237
GSAA Trust
6.000% due 04/01/2034 (b)	6,055	6,061
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043 (b)	6,428	6,598
7.500% due 06/19/2027	197	205
8.000% due 09/19/2027 (b)	2,759	2,915
GSR Mortgage Loan Trust
5.500% due 11/25/2035 (b)	5,000	4,865
6.500% due 01/25/2034 (b)	4,968	5,040
MASTR Alternative Loans Trust
6.500% due 03/25/2034	2,237	2,262
7.000% due 04/25/2034	418	422
MASTR Reperforming Loan Trust
7.000% due 05/25/2035 (b)	5,252	5,387
7.500% due 07/25/2035 (b)	7,567	7,872
Nomura Asset Acceptance Corp.
7.000% due 10/25/2034 (b)	4,437	4,581
7.500% due 03/25/2034 (b)	5,849	6,104
7.500% due 10/25/2034 (b)	13,311	13,980
Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	303	306
7.000% due 08/25/2016 (b)	4,417	4,511
8.500% due 10/25/2031 (b)	2,047	2,139
8.500% due 11/25/2031	2,394	2,546
Structured Asset Securities Corp.
7.500% due 10/25/2036 (b)	9,281	9,956

Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 08/25/2034 (b)	5,271	5,379
7.000% due 03/25/2034	969	981
7.500% due 04/25/2033 (b)	4,009	4,130
Wells Fargo Mortgage-Backed Securities Trust
4.109% due 06/25/2035	1,800	1,794

Total Private Mortgage-Backed Securities (Cost $123,128)		121,695

ASSET-BACKED SECURITIES 0.0%
Residential Asset Mortgage Products, Inc.
8.500% due 12/25/2031	55	57

Total Asset-Backed Securities (Cost $56)		57

SOVEREIGN ISSUES 15.4%
Banque Centrale de Tunisie
7.375% due 04/25/2012	2,000	2,173
Brazilian Government International Bond
7.125% due 01/20/2037	7,580	8,588
8.000% due 01/15/2018	4,002	4,552
8.250% due 01/20/2034	4,000	5,152
8.750% due 02/04/2025	4,500	5,915
10.125% due 05/15/2027	1,538	2,285
10.500% due 07/14/2014	700	907
Dominican Republic International Bond
9.040% due 01/23/2018	5,465	6,358
Jamaica Government International Bond
8.500% due 02/28/2036	1,000	1,068
10.625% due 06/20/2017	4,000	4,890
Pakistan Government International Bond
7.125% due 03/31/2016	2,000	2,066
Panama Government International Bond
9.375% due 07/23/2012	3,325	3,902
Russia Government International Bond
7.500% due 03/31/2030	932	1,062
11.000% due 07/24/2018	1,000	1,442
12.750% due 06/24/2028	300	547
Ukraine Government International Bond
7.650% due 06/11/2013	6,200	6,729
Venezuela Government International Bond
9.375% due 01/13/2034	1,000	1,256

Total Sovereign Issues (Cost $51,630)		58,892

FOREIGN CURRENCY-DENOMINATED ISSUES 2.7%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR 1,000	1,414
Mexico Government International Bond
8.000% due 07/23/2008	DEM 12,100	8,816

Total Foreign Currency-Denominated Issues (Cost $9,153)		10,230

SHORT-TERM INSTRUMENTS 5.6%
Commercial Paper 0.2%
TotalFinaElf Capital S.A.
5.290% due 05/01/2007	$800	800

Repurchase Agreements 1.8%
Lehman Brothers, Inc.
5.060% due 05/01/2007	4,000	4,000
(Dated 04/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2015 valued at $4,108. Repurchase proceeds are $4,001.)
State Street Bank and Trust Co.
4.900% due 05/01/2007	2,851	2,851
(Dated 04/30/2007. Collateralized by Fannie Mae 6.000% due 05/15/2008 valued at $2,912. Repurchase proceeds are $2,851.)

		6,851

U.S. Treasury Bills 3.6%
4.918% due 05/31/2007 - 06/14/2007 (a)(c)(e)	14,090	14,008

Total Short-Term Instruments (Cost $21,659)		21,659

Purchased Options (g) 0.2% (Cost $2,703)		818

Total Investments (d) 303.9% (Cost $1,158,042)		$1,166,163

Other Assets and Liabilities (Net) (203.9%)		(782,412)

Net Assets 100.0%		$383,751

See accompanying notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average rate.

(b)	The average amount of borrowings outstanding during the three-months ended April 30, 2007 was $354,625 at a weighted average interest rate of 5.32%. On April 30, 2007, securities valued at $386,462 were pledged as collateral for reverse repurchase agreements. The Fund is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Fund’s ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.

(c)	Securities with an aggregate market value of $5,717 have been pledged as collateral for swap and swaption contracts on April 30, 2007.

(d)	As of April 30, 2007, portfolio securities with an aggregate value of $198 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e)	Securities with an aggregate market value of $5,365 have been segregated with the custodian to cover margin requirements for the following open futures contracts on April 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note June Futures	Short	06/2007	801	$(294)
U.S. Treasury 10-Year Note June Futures	Short	06/2007	588	9
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	244	353

				$68

(f)	Swap agreements outstanding on April 30, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	4,200	$130
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		9,300	(551)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/15/2035	JPY	550,000	213
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.500%	12/15/2035		555,000	310
Bank of America	3-Month USD-LIBOR	Pay	4.570%	01/27/2015		$12,000	(419)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2009		8,300	15
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.650%	06/21/2026		350,000	11,896
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		26,000	(933)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.920%	08/21/2016		200,000	414
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	6.200%	08/21/2016		200,000	235
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.700%	06/21/2025		115,000	(1,442)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.700%	06/21/2025		623,900	(7,821)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.800%	06/21/2026		350,000	19,307
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		47,400	(2,271)

							$19,083

(g)	Purchased options outstanding on April 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$114.000	05/25/2007	588	$11	$9

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 9-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.920%	08/17/2007	$200,000	$1,840	$804
Put - OTC 9-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	6.200%	08/17/2007	200,000	800	5

							$2,640	$809

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 05/01/2037	$88.125	05/07/2007	$200,000	$24	$0
Put - OTC Fannie Mae 5.500% due 06/01/2037	90.000	06/05/2007	52,500	6	0
Put - OTC Freddie Mac 5.500% due 05/01/2037	87.188	05/07/2007	50,000	6	0
Put - OTC Freddie Mac 5.500% due 05/01/2037	88.000	05/07/2007	120,000	14	0
Put - OTC Freddie Mac 5.500% due 06/01/2037	88.500	06/05/2007	20,000	2	0

				$52	$0

(h)	Forward foreign currency contracts outstanding on April 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	7,111	05/2007	$0	$(47)	$(47)
Sell	GBP	68	05/2007	0	(1)	(1)
Buy	JPY	457,381	05/2007	34	0	34

				$34	$(48)	$(14)

(i)	Non-U.S. currency symbols utilized throughout the report are defined as follows:

EUR     Euro

GBP     Great Britain Pound

JPY     Japanese Yen

DEM     German Mark

(j)	On April 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 15,684	$ (7,563)	$ 8,121

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Strategic Global Government Fund, Inc.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	June 21, 2007

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	June 21, 2007